Finance receivables	12 Months Ended
Dec. 31, 2011
Accounts and Finance receivables [Abstract]
Finance receivables

6. Finance receivables

Finance receivables consist of the net investment in sales-type leases. The following table lists the components of the finance receivables as of December 31, 2011 and 2010:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Finance receivables, gross	78,853	48,398
Unearned interest	-	(6,845)

Finance receivables, net	78,853	41,553
Current portion of finance receivables, gross	78,853	16,594
Current portion of unearned interest	-	(3,946)

Non-current portion of finance receivables, net	-	28,905

At December 31, 2011, the finance receivables due for payment in each of the next five years and thereafter are as follows:

(in thousands)	EUR
2012	78,853
2013	-
2014	-
2015	-
2016	-
Thereafter	-

Finance receivables, gross	78,853

The credit quality of the Company’s finance receivables that are neither past due nor impaired is monitored as follows:

ASML performs ongoing credit evaluations of its customers’ financial condition. ASML regularly reviews whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, age of the finance receivables balances, and current economic conditions that may affect a customer’s ability to pay. In 2011 and 2010, the Company did not record any expected credit losses from finance receivables.